Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

As of June 30, 2023 and December 31, 2022, property and equipment, net consisted of the following (in thousands):

	June 30, 2023	December 31, 2022
Leasehold improvements	$1,544	$1,544
Vehicles and trailers	129	129
Computers and software	2,044	1,673
Furniture and fixtures	794	794
Machinery and equipment	2,392	2,211
Construction in progress	37,390	17,747
Property and equipment, gross	44,293	24,098
Less: accumulated depreciation and amortization	(3,532)	(2,922)
Property and equipment, net	$40,761	$21,176

Total depreciation expense related to property and equipment for the three and six months ended June 30, 2023 was $319 thousand and $615 thousand, respectively, and $259 thousand and $507 thousand for the three and six months ended June 30, 2022, respectively.

As of June 30, 2023 and December 31, 2022, the Company pledged property and equipment with net book value of approximately $39.9 million and $20.3 million, respectively, as security for its Credit Mobilization Facility with Live Oak Bank.

As of June 30, 2023, construction in progress includes $26.5 million of construction costs for a lunar operations center as further described in Note 6 - Leases as well as $10.6 million of costs associated with the fabrication of a commercial communications satellite. The Company capitalized interest in connection with construction in progress of $206 thousand and $379 thousand for the three and six months ended June 30, 2023, respectively, and $37 thousand and $68 thousand for the three and six months ended June 30, 2022, respectively.

NOTE 4 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2022, and 2021, property and equipment, net consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Leasehold improvements	$1,544	$1,527
Vehicles and trailers	129	129
Computers and software	1,673	1,306
Furniture and fixtures	794	766
Machinery and equipment	2,211	1,962
Construction in progress	17,747	2,282
Property and equipment, gross	24,098	7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	$21,176	$5,849

Total depreciation related to property and equipment for the years ended December 31, 2022 and 2021 was $1.1 and $0.8 million, respectively.

As of December 31, 2022 and 2021, the Company pledged property and equipment with net book value of approximately $20.3 million and $4.7 million, respectively, as security for its comprehensive credit facilities with Live Oak Bank.

As of December 31, 2022, Construction in progress includes $10.3 million of construction costs for a lunar operations center as further described in Note 5 — Leases as well as $7.3 million of costs associated with the fabrication of a commercial communications satellite. The Company capitalized interest in connection with construction in progress of $247 thousand and $33 for the years ended December 31, 2022 and 2021, respectively.